Securities (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Gain on sales of securities	$ 36	$ 106
Proceeds from sale of securities	$ 2,606,000	$ 3,430,000
Percentage of principal outstanding held to maturity securities	85.00%	85.00%
Available-for-sale securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Gain on sales of securities	$ 24,000	$ 64,000
Held-to-maturity securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Gain on sales of securities	$ 12,000	$ 42,000